Commitments and Contingencies - Other (Details) $ in Thousands		1 Months Ended			12 Months Ended
	Sep. 28, 2017 item	Oct. 31, 2017 USD ($)	Aug. 31, 2017 item	Jun. 30, 2017 item	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($)
Other commitment
Total					$ 1,192,067
Less than One Year					259,817
One to Three Years					22,500
Three to Five Years					$ 909,750
Number of other claims, lawsuits, investigations and proceedings, including unasserted claims that are probable to be assessed, are likely to have, a material change on the Company's financial position results of operations or cash flow | item					0
Litigation of Weibo's Public Filings Contained Material Misstatements and Omissions [Member]
Other commitment
Number of putative securities | item			2	2
Number of cases | item	2
Equity investments
Other commitment
Total					$ 167,633
Less than One Year					167,633
2022 Notes
Other commitment
Aggregate principal amount of notes issued		$ 900,000			$ 900,000	$ 900,000
Coupon rate of the convertible notes (as a percent)		1.25%			1.25%	1.25%
2022 Notes | Future maximum commitment in connection with issuance of debt
Other commitment
Total					$ 945,000
Less than One Year					12,750
One to Three Years					22,500
Three to Five Years					909,750
Short-term bank loans | Future maximum commitment in connection with issuance of debt
Other commitment
Total					79,434
Less than One Year					$ 79,434